Inventories	12 Months Ended
Dec. 31, 2019
Inventories [Abstract]
Inventories

6         Inventories

  Inventories in the consolidated statement of financial position are analysed as follows:
	December 31,
	2019	2018
Lubricants	295	313
Gas cylinders	79	78
Bunkers	1,171	259
Total	1,545	650